Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Supplies and consumables	$ 11,601	$ 15,570
Work in progress	1,890	482
Finished goods	14,488	5,476
Total current	27,979	21,528	[1]
Non-current
Supplies and consumables	222	300
Total non-current	222	300	[1]
Total inventories	$ 28,201	$ 21,828

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.